Mergers and Acquisitions - Consideration Transferred (Details) (USD $)	0 Months Ended
	Nov. 05, 2013	Feb. 07, 2014 Subsequent Event [Member] Cole Merger [Member]
Business Acquisition [Line Items]
Cash	$ 920,700,000	$ 181,775,000
Common stock		7,285,868,000
Business Combination, Consideration Transferred		$ 7,467,643,000